18. RELATED PARTY TRANSACTIONS: Schedule of amounts due to related parties included in accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2018
Due to	$ 0	$ 321,656
President and former Chief Executive Officer
Due to	0	134,339
Chief Executive Officer
Due to	0	59,304
Company controlled by the CFO
Due to	0	5,513
Officer of HealthTab Inc
Due to	$ 0	$ 122,500